Common Stock (Details) - USD ($)	1 Months Ended				6 Months Ended	12 Months Ended
	Feb. 28, 2015	Oct. 31, 2014	Mar. 31, 2014	Jan. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Jan. 31, 2015	Feb. 28, 2014	Jan. 02, 2014	Sep. 30, 2013	Sep. 20, 2013	Jun. 10, 2013	Jun. 01, 2013
Class of Stock [Line Items]
Common stock, shares authorized					500,000,000	500,000,000	500,000,000
Common stock par value					$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		35,417			22,949,819	22,867,319	14,817,496
Common stock, shares outstanding					22,949,819	22,867,319	14,817,496
Common stock value, Issued					$ 22,950	$ 22,867	$ 14,817
Deferred stock compensation			$ (472,669)		18,750		270,462					$ (287,857)
Gross proceeds						$ 41,667	$ 105,420
Common stock issued for equity issuance costs					630,000	630,000
Employee bonus, Share	$ 337,500					$ 337,500
Employee bonus, Value						570,375
Additional working capital						$ 3,000,000				$ 3,000,000
Fully diluted shares						7,000,000				7,000,000
Equity issuance cost					2,950,000	$ 2,950,000
Shares granted						387,500	2,175,000
Warrants exercised, number of shares		50,000				500,000
Consulting Agreement [Member]
Class of Stock [Line Items]
Common stock par value															$ 1.945
Common stock, shares issued															20,000
Additional shares issued						10,000									20,000
Shares Issued, per share value						$ 1.85									$ 1.50
Capital Markets Advisory Agreement [Member]
Class of Stock [Line Items]
Common stock par value														$ 1.66
Common stock, shares issued														44,000
Additional shares issued								45,000
Separation Agreement [Member]
Class of Stock [Line Items]
Common stock, shares issued											250,000		250,000
Common stock value, Issued													$ 505,000
Deferred stock compensation													$ 174,808
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Sales of common stock			8,333,333
Warrant exercise price period			5 years
Sale of stock price per share			$ 1.20
Gross proceeds			$ 10,000,000
Placement agents [Member]
Class of Stock [Line Items]
Warrant exercise price period			5 years
Commissions percentage			9.70%
Commissions			$ 970,000
Purchase of warrants			804,139
Warrants, value			$ 1,110,211
Three executive officers [Member]
Class of Stock [Line Items]
Additional shares issued			200,000
Employee Bonus			$ 240,000
Consultant [Member]
Class of Stock [Line Items]
Additional shares issued			150,000
Vicis Capital Master Fund [Member]
Class of Stock [Line Items]
Debt redemption, amount						$ 6,000,000
Officer [Member]
Class of Stock [Line Items]
Additional shares issued				410,348
Warrants exercised, number of shares				500,000
Director [Member]
Class of Stock [Line Items]
Common stock, shares issued						12,500
Additional shares issued						7,065			12,500
Common stock value, Issued						$ 23,166
Shares granted						19,565
Debt redemption, amount					$ 6,000,000